Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 394	$ 204
Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	215	15
Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	61	70
Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	102	103
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	234	179
Impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	7	18
Impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	59	120
Impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1	1
FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	11	14
FVTPL [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	167	39
AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	5	2
AFS [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		1
Less than 90 days [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	351	176
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	215	15
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	61	70
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	60	77
Less than 90 days [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	11	14
Less than 90 days [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	4
90 days and greater [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	43	28
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	42	26
90 days and greater [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 1	$ 2